Average Annual Total Returns	12 Months Ended	13 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
BITA VistaShares Artificial Intelligence Supercyle Index
Prospectus [Line Items]
Average Annual Return, Percent	60.69%	49.16%
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	13.62%
VistaShares Artificial Intelligence Supercycle ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	58.20%	46.48%
VistaShares Artificial Intelligence Supercycle ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	58.20%	46.48%
VistaShares Artificial Intelligence Supercycle ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	58.20%	46.48%